SCHEDULE OF OPERATING LEASE LIABILITY (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Subsequent Events [Abstract]
Current portion of operating lease liability	$ 571,706	$ 531,286	$ 457,371
Noncurrent portion of operating lease liability	$ 102,307	$ 397,830	$ 929,115